Leases (The Group as a lessee) (Carrying amount and movements of lease liabilities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease [abstract]
Lease liabilities, at the beginning of period	¥ 2,216,792
New leases	2,835,993
Accretion of interest recognised during the year	171,573
Currency translation difference	(23,673)
Payments	(488,015)
Lease liabilities, at the end of period	4,712,670
Analysed into:
Current portion	432,745	¥ 0
Non-current portion	¥ 4,279,925